Leases, Additional Information (FY) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lessee, Operating Lease, Description [Abstract]
Operating lease expense	$ 0.2	$ 0.1
Minimum [Member]
Lessee, Operating Lease, Description [Abstract]
Operating lease term	12 months
Maximum [Member]
Lessee, Operating Lease, Description [Abstract]
Operating lease term	39 months